1. BASIS OF PRESENTATION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 1 - BASIS OF PRESENTATION AND NATURE OF OPERATIONS

Organization and Nature of Operations

Lode-Star Mining Inc. (formerly International Gold Corp.) (“the Company”) was incorporated in the State of Nevada, U.S.A., on December 9, 2004.  The Company’s principal executive offices are located in Cypress, Texas.  The Company was originally formed for the purpose of acquiring exploration stage natural resource properties. The Company acquired a mineral property interest from Lode Star Gold Inc., a private Nevada corporation (“LSG”) on December 11, 2014 (See Note 3) in consideration for the issuance of 35,000,000 common shares of the Company. As a result of this transaction, control of the Company was acquired by LSG.

On May 12, 2015, International Gold Corp. completed a merger with its wholly owned subsidiary, Lode-Star Mining Inc., and formally assumed the subsidiary’s name by filing Articles of Merger with the Nevada Secretary of State (the “Name Change”).  The subsidiary was incorporated entirely for the purpose of effecting the Name Change and the merger did not affect the Company’s corporate structure in any other way.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.

The future of the Company is dependent upon its ability to establish a business and to obtain new financing to execute a business plan. As shown in the accompanying financial statements, the Company has incurred accumulated losses of $1,560,145 for the period from December 9, 2004 (inception) to June 30, 2016, and has had no revenue.  There is no assurance that management’s plans to seek additional capital through private placements of its common stock will be realized, and these factors cast substantial doubt upon the use of the going concern assumption. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Basis of Presentation

The unaudited financial information furnished herein reflects all adjustments which, in the opinion of management, are necessary to fairly state the Company’s financial position and the results of its operations for the periods presented.  These first quarter financial statements should be read in conjunction with the Company’s financial statements and notes thereto included in the Company’s report on Form 10-K for the year ended December 31, 2015.  The Company assumes that the users of the interim financial information herein have read, or have access to, the audited financial statements for the preceding fiscal year, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context.  Accordingly, footnote disclosure which would substantially duplicate the disclosure contained in the Company’s financial statements for the fiscal year ended December 31, 2015, has been omitted.  The results of operations for the six month period ended June 30, 2016 are not necessarily indicative of results for the entire year ending December 31, 2016.

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications on the interim statement of cash flows for the six months ended June 30, 2015 had no effect on the reported results of operations. Expenses paid by a related party on behalf of the Company were removed from the net amount of loan advances and from the change in accounts payable, and are shown as a Non-cash Financing Activity. The foreign exchange gain component of the change in loan balances was removed and shown as an adjustment to reconcile net loss to net cash used in operating activities. Accrued interest that was exchanged for shares to be issued was removed from the decrease in accrued liabilities and from the net amount of loan advances. The amount is included in Non-cash Financing Activity, as part of Common shares issued for debt settlements. The remaining net amount of loan advances was separated into repayments of loans payable to non-related parties, and loan proceeds from related parties. These changes in classification decreased the amount previously reported as Cash Used In Operating Activities for the six months ended June 30, 2015 from $145,621 to $104,451. Offsetting that change, the amount previously reported for the 2015 period as Cash Provided By Financing Activities decreased from $139,776 to $98,606.

Organization

Lode-Star Mining Inc. (formerly International Gold Corp.) (“the Company”) was incorporated in the State of Nevada, U.S.A., on December 9, 2004.  The Company’s principal executive offices are located in Cypress, Texas.  The Company was originally formed for the purpose of acquiring exploration stage natural resource properties. The Company acquired a mineral property interest from Lode Star Gold Inc., a private Nevada corporation (“LSG”) on December 11, 2014 (See Note 4) in consideration for the issuance of 35,000,000 common shares of the Company. As a result of this transaction, control of the Company was acquired by LSG.

On May 12, 2015, International Gold Corp. completed a merger with its wholly owned subsidiary, Lode-Star Mining Inc., and formally assumed the subsidiary’s name by filing Articles of Merger with the Nevada Secretary of State (the “Name Change”).  The subsidiary was incorporated entirely for the purpose of effecting the Name Change and the merger did not affect the Company’s corporate structure in any other way.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.

The future of the Company is dependent upon its ability to establish a business and to obtain new financing to execute its business plan. As shown in the accompanying financial statements, the Company has had no revenue and has incurred restated accumulated losses of $1,412,024 for the period from December 9, 2004 (inception) to December 31 2015.  There is no assurance that management’s plans to seek additional capital through private placements of its common stock will be realized, and these factors cast substantial doubt upon the use of the going concern assumption. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.